Other equity - Summary of Hedge Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (1,328)
Ending balance	(618)	$ (8)	₨ (1,328)
Hedge reserve
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	(1,328)		(5,224)	₨ (1,086)
OCI for the year	861		3,565	(4,072)
Recognition of non-controlling interests pursuant to the Transaction			716
Attributable to non-controlling interests	(151)		(385)	(66)
Ending balance	₨ (618)	$ (8)	₨ (1,328)	₨ (5,224)